Leases	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Leases
10.	Leases

Group as a Lessee

We have lease contracts for various items of sites, buildings, leased circuits and poles used in our operations.  We considered in the lease term the non-cancellable period of the lease together with the periods covered by an option to extend and option to terminate the lease.

Our consolidated estimated useful life of ROU assets as at December 31, 2019 are estimated as follows:

Sites	1 – 30 years
International leased circuits	5 – 7 years
Poles	1 – 10 years
Domestic leased circuits	5 – 10 years
Office buildings	1 – 15 years
Co-located sites	7 years

Our consolidated rollforward analysis of this account as at December 31, 2019 are as follows:

	Site	International Leased Circuits	Poles	Domestic Leased Circuits	Office Buildings	Co-located Sites	Total
	(in million pesos)
Costs:
Balances at beginning of the year (as previously stated)	—	—	—	—	—	—	—
Effect of adoption of IFRS 16 (Notes 2 and 29)	8,980	3,779	607	551	298	11	14,226
Balances at beginning of the year (as restated)	8,980	3,779	607	551	298	11	14,226
Additions (Note 29)	3,506	562	100	489	413	2	5,072
Asset retirement obligation	1,679	—	—	—	124	—	1,803
Modifications	319	—	19	174	91	(2)	601
Termination	(72)	—	—	—	(20)	—	(92)
Balances at end of the year	14,412	4,341	726	1,214	906	11	21,610

Accumulated depreciation and amortization:
Balances at beginning of the year (as previously stated)	—	—	—	—	—	—	—
Effect of adoption of IFRS 16 (Note 2)	—	—	—	—	—	—	—
Balances at beginning of the year (as restated)	—	—	—	—	—	—	—
Termination	44	—	—	—	14	—	58
Modifications	—	—	—	3	—	1	4
Charges from asset retirement obligation	(1,297)	—	—	—	(92)	—	(1,389)
Depreciation (Notes 2 and 3)	(2,673)	(834)	(340)	(186)	(358)	(2)	(4,393)
Balances at end of the year	(3,926)	(834)	(340)	(183)	(436)	(1)	(5,720)
Net book value at end of the year (Note 2)	10,486	3,507	386	1,031	470	10	15,890

The following amounts are recognized in our consolidated income statement for the year ended December 31, 2019:

(in million pesos)
Depreciation expense of ROU assets (Notes 2 and 3)	4,393
Interest expense on lease liabilities (Notes 2 and 5)	1,061
Variable lease payments (included in general and administrative expenses)	708
Expenses relating to short-term leases (included in general and administrative expenses)	378
Expenses relating to leases of low-value assets (included in general and administrative expenses)	204
Total amount recognized in consolidated income statement	6,744

Our consolidated rollforward analysis of lease liabilities as at December 31, 2019 are as follows:

(in million pesos)
Balances at beginning of the year (as previously stated)	—
Effect of adoption of IFRS 16 (Notes 2 and 29)	15,233
Balances at beginning of the year (as restated)	15,233
Additions (Note 29)	5,065
Accretion expenses (Notes 2 and 5)	1,061
Lease modifications	463
Foreign exchange loss – net	(12)
Termination	(96)
Settlement of obligations (Note 2)	(5,399)
Balances at end of the year (Notes 2 and 3)	16,315
Less current portion of lease liabilities (Notes 2 and 28)	3,215
Noncurrent portion of lease liabilities (Notes 2 and 28)	13,100

 We had total cash outflows for leases of Php5,399 million for the year ended December 31, 2019.  We also had non-cash additions to ROU assets and lease liabilities of Php5,072 million and Php5,065 million, respectively, as at December 31, 2019.  The future cash outflows relating to leases that have not yet commenced are disclosed in Note 28 – Financial Assets and Liabilities.

We have entered into several lease contracts that include automatic extension and termination options.  These options are negotiated by us to provide flexibility in managing the leased-asset portfolio and align with our business needs.  However, in some of these lease contracts, we did not impute the renewal period in our assessment of the lease terms of these contracts since said renewal period is not yet reasonably estimable at the time of transition or commencement date of the lease, see Note 3 Managements Use of Accounting Judgments, Estimates and Assumptions – Determining the lease term of contracts with renewal and terminal options – Company as a Lessee – Beginning January 1, 2019.

Group as a Lessor

We have entered into operating leases on its investment property portfolio consisting of certain office buildings and business offices.  See Note 14 – Investment Properties.  These leases have term of five years.  All leases include a clause to enable upward revision of the rental charge on annual basis according to prevailing market conditions.  The lessee is also required to provide a residual guarantee on the properties.  Rental income recognized by us amounted to Php6 million as at December 31, 2019 and nil as at December 2018 and 2017, respectively.

Future minimum rentals receivable under non-cancellable operating leases as at December 31, 2019 are as follows:

(in million pesos)
Within one year	10
After one year but not more than five years	—
More than five years	—
10